Other investments	12 Months Ended
Dec. 31, 2019
Other investments
Other investments
12.	Other investments

Other investments consist of equity investments with readily determinable fair value, equity investments without readily determinable fair value and available-for-sale
debt securities. The carrying amounts and fair values of the Group’s other investments are as follows:

	As of December 31, 2018
	Original cost	Unrealized gains	Accumulated impairment	Translation difference	Balance as of year end
	RMB	RMB	RMB	RMB	RMB
Equity investments with readily determinable fair value (Note a)	149,406	105,235	(48,634)	11,029	217,036
Available-for-sale debt securities (Note b)	160,314	—	(35,073)	5,117	130,358
Equity investments without readily determinable fair value s (Note c)	1,231,238	68,163	(225,206)	48,962	1,123,157

Total	1,540,958	173,398	(308,913)	65,108	1,470,551

	As of December 31, 2019
	Original cost	Unrealized gains	Accumulated impairment	Translation difference	Balance as of year end
	RMB	RMB	RMB	RMB	RMB
Equity investments with readily determinable fair value (Note a)	268,910	270,966	(48,634)	15,060	506,302
Available-for-sale debt securities (Note b)	112,314	—	(118,689)	6,375	—
Equity investments without readily determinable fair value s (Note c)	1,643,635	68,163	(269,179)	53,835	1,496,454

Total	2,024,859	339,129	(436,502)	75,270	2,002,756

Note:
(a)	Equity investments with readily determinable fair value

Gain on disposal of the investment was recorded to net income at the amount of RMB55,615, nil and RMB190 during the year
s
ended December 31, 2017, 2018 and 2019, respectively. No impairment loss was recorded
for the year
s
ended December 31, 2017, 2018 and 2019.
The Group recorded unrealized (loss) gain of RMB(442), RMB105,235 and RMB165,731 according to the changes of the fair values of these investments during the year
s
ended December 31, 2017, 2018 and 2019, respectively.
(b)	Available-for-sale debt securities

On March 25, 2019, one of the investee Zhejiang Merit Interactive Network Technology Co., Ltd. was listed on the Shenzhen Stock Exchange Growth Enterprises Market Board and its preferred shares outstanding were converted to ordinary shares upon the completion of the listing. Accordingly, the Group’s investment in the amount of RMB48,000 was reclassified from available-for-sale securities to equity investments with readily determinable fair values upon this listing.
For other available-for-sale debt securities, the Group recorded impairment of RMB15,000, RMB20,073 and RMB83,616 during the
year
s
ended December 31, 2017, 2018 and 2019, respectively.
(c)	Equity investments without readily determinable fair values

The principal additions during the year
s
ended December 31, 2018 and 2019 are as follow:
In March 2018, the Group entered into an agreement and committed to invest up to US$250 million
(
approximately RMB1,740 million
)
into a private equity fund. During the year ended December 31, 2019, the Group further invested US$58.4 million
(
approximately RMB407 million
)
 to the fund. As of December 31, 2018 and 2019, the Group’s total contribution to the fund amounted to RMB126.1 million and RMB535.4 million respectively.
In June 2018, the Group invested in Guofu Life Insurance Co., Ltd for consideration of RMB240.0 million, which mainly engaged in domestic insurance services.
In June 2018, the Group invested RMB144.4 million in a private company, which mainly engaged in global high-quality food sales via mobile apps.
During the year ended December 31, 2018, the Group recorded RMB68,163 unrealized gain for one of its unlisted equity investments based on observable price changes in orderly transaction for a similar investment. The Group recorded impairment loss of RMB118,026, nil and RMB43,973 for year
s
ended December 31, 2017, 2018 and 2019 respectively for the other equity investments without readily determinable fair values.